Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Details of Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Other operating income
Gain on disposals of assets held for sale	￦	27,171	37,461	841
Gain on disposals of investment in subsidiaries, associates and joint ventures		45,241	27,836	88,836
Gain on disposals of property, plant and equipment		53,139	49,367	15,548
Gain on disposals of investment property		12,232	1,087	10
Gain on disposals of intangible assets		117,139	1,896	815
Subsidies income		1,932	4,042	4,095
Gain on valuation of firm commitment		39,028	60,201	107,511
Gain on valuation of emission rights		—	25,440	—
Gain on disposals of emission rights		—	11,141	24,851
Reversal of other provisions		3,557	36,522	5,154
Premium income		14,034	3,326	25,253
Miscellaneous Income(*1,3)		200,793	189,610	111,701
Others		9,320	2,962	17,721

	￦	523,586	450,891	402,336

Other operating expenses
Impairment loss on assets held for sale	￦	(50,829)	(38,328)	(5,030)
Loss on disposals of investments in subsidiaries, associates and joint ventures		(5,226)	(6,539)	(14,632)
Loss on disposals of property, plant and equipment		(117,614)	(120,227)	(142,126)
Loss on disposals of intangible assets		(2,472)	(6,119)	(4,595)
Impairment loss on property, plant and equipment		(1,004,704)	(442,700)	(27,040)
Impairment loss on investment property		(51,461)	(32,642)	—
Impairment loss on intangible assets		(337,519)	(191,021)	(197,776)
Loss on valuation of firm commitment		(66,281)	(37,685)	(93,098)
Idle tangible asset expenses		(9,257)	(34,152)	(19,276)
Increase to provisions		(134,632)	(23,074)	(30,536)
Donations		(52,074)	(51,567)	(45,652)
Miscellaneous losses(*2)		(161,955)	(95,878)	(63,525)
Others		(20,438)	(10,032)	(2,288)

	￦	(2,014,462)	(1,089,964)	(645,574)

(*1)
During the year ended December 31, 2019, the Company recognized other operating income for the refunded amount of
￦
74,044 million as a result of request for judgment on value added tax related to imported LNG.

(*2)	During the year ended December 31, 2018, the Company recognized other operating expenses of ￦ 52,997 million in fines for additional value tax related to imported LNG.
(*3)	During the year ended December 31, 2018, the Company recognized other operating income of ￦ 55,306 million as a result of request for judgment and correction tax investigation.